Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 2,700	$ 3,100
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	700	400
Restricted share units grant date fair value	1,070
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 500	$ 200
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	3,617,450	2,106,675